As filed with the U.S. Securities and Exchange Commission on December 17, 2012

Securities Act File No. 333-181833

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre Effective Amendment No.	☐
Post Effective Amendment No. 1	☒

(Check appropriate box or boxes.)

LEGG MASON PARTNERS INCOME TRUST

(Exact Name of Registrant as Specified in Charter)

55 Water Street, New York, New York 10041

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Income Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

Copy to:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class C, Class I and Class IS

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-181833) (this “Amendment”) consists of the following:

1.	Cover Sheet

2.	Part C to the Registration Statement (including signature page)

3.	Exhibit (12) to the Registrant’s Registration Statement on Form N-14

The Proxy Statement/Prospectus, in the form filed on July 3, 2012 pursuant to Rule 497 under the Securities Act of 1933, as amended, is incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit (12) to the Registration Statement, the Opinion of Bingham McCutchen LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, Inc. (“LMIS”).

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 16.	Exhibits

Unless otherwise noted, all references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 2-96408 and 811-04254).

(1)	(a) The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 (the “Declaration of Trust”) is incorporated herein by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 22, 2011 (“Post-Effective Amendment No. 175”).
(1)	(b) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant and Amended and Restated Designation of Classes, each dated August 1, 2012, are incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 20, 2012 (“Post-Effective Amendment No. 207”).

(2)	The Registrant’s By-Laws as amended and restated as of August 18, 2011 is incorporated herein by reference to Post- Effective Amendment No. 175.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14, as Appendix B (File No. 333-181833), as filed pursuant to Rule 497 on July 3, 2012, and is incorporated herein by reference.

(5)	Not Applicable.

(6)	(a) Management Agreement between the Registrant, on behalf of Western Asset Short-Term Bond Fund (formerly, Legg Mason Western Asset Short-Term Bond Fund, and before that, Legg Mason Partners Short-Term Bond Fund and before that, Legg Mason Partner Short-Term Investment Grade Bond Fund), and Legg Mason Partners Fund Advisor, LLC (“LMPFA”), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 27, 2007 (“Post-Effective Amendment No. 85”).
(6)	(b) Subadvisory Agreement between LMPFA and Western Asset Management Company, with respect to Western Asset Short-Term Bond Fund (formerly, Legg Mason Western Asset Short-Term Bond Fund, and before that, Legg Mason Partners Short-Term Bond Fund and before that, Legg Mason Partners Short-Term Investment Grade Bond Fund) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(7)	Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), on behalf of Legg Mason Western Asset Adjustable Rate Income Fund, Legg Mason Western Asset California Municipals Fund, Legg Mason Western Asset Core Bond Fund, Legg Mason Western Asset Core Plus Bond Fund, Legg Mason Western Asset Corporate Bond Fund, Legg Mason Western Asset Global High Yield Bond Fund, Legg Mason Western Asset Global Inflation Management Fund, Legg Mason Western Asset Mortgage Backed Securities Fund, Legg Mason Western Asset High Income Fund, Legg Mason Western Asset Intermediate Maturity California Municipals Fund,

Legg Mason Western Asset Intermediate Maturity New York Municipals Fund, Legg Mason Western Asset Intermediate-Term Municipals Fund, Legg Mason Western Asset Managed Municipals Fund, Legg Mason Western Asset Massachusetts Municipals Fund, Legg Mason Western Asset Municipal High Income Fund, Legg Mason Western Asset New Jersey Municipals Fund, Legg Mason Western Asset New York Municipals Fund, Legg Mason Western Asset Oregon Municipals Fund, Legg Mason Western Asset Pennsylvania Municipals Fund, Legg Mason Western Asset Short Duration Municipal Income Fund, Legg Mason Western Asset Short-Term Bond Fund, Legg Mason Western Asset Strategic Income Fund, Western Asset Emerging Markets Debt Portfolio and Western Asset Short Term Yield Fund dated June 1, 2011, is incorporated herein by reference to Post-Effective Amendment No. 169 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 14, 2011 (“Post- Effective Amendment No. 169”).

(8)	Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 8, 2007.

(9)	(a)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 207.
(9)	(b)	Fund Accounting Services Agreement with State Street dated as of October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 207.

(10)	(a)	Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Western Asset Adjustable Rate Income Fund, Western Asset California Municipals Fund, Legg Mason Western Asset Core Bond Fund, Legg Mason Western Asset Core Plus Bond Fund, Western Asset Corporate Bond Fund, Western Asset Global High Yield Bond Fund, Legg Mason Western Asset Global Inflation Management Fund, Western Asset Mortgaged Backed Securities Fund, Western Asset High Income Fund, Western Asset Intermediate Maturity California Municipals Fund, Western Asset Intermediate Maturity New York Municipals Fund, Western Asset Intermediate-Term Municipals Fund, Western Asset Managed Municipals Fund, Western Asset Massachusetts Municipals Fund, Western Asset Municipal High Income Fund, Western Asset New Jersey Municipals Fund, Western Asset New York Municipals Fund, Western Asset Oregon Municipals Fund, Western Asset Pennsylvania Municipals Fund, Western Asset Short Duration Municipal Income Fund, Western Asset Short-Term Bond Fund, Western Asset Global Strategic Income Fund, Western Asset Emerging Markets Debt Fund and Western Asset Short Term Yield Fund, dated February 8, 2007, as amended as of November 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 207.
(10)	(b)	Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(11)	Opinion and Consent of Venable LLP as to the legality of the securities being registered is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-181833) as filed with the SEC on June 1, 2012.

(12)	Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus is filed herewith.

(13)	(a)	Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 30, 2006.
(13)	(b)	Transfer Agency and Services Agreement with Boston Financial Data Services, Inc. (“BFDS”) dated as of April 4, 2009 is incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A as filed April 6, 2009.
(13)	(c)	Letter Agreement amending the Transfer Agency and Services Agreement with BFDS, with respect to Western Asset Short Term Yield Fund, is incorporated herein by reference to Post-Effective Amendment No. 170.
(13)	(d)	Co-Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) dated as of April 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on July 29, 2009.
(13)	(e)	Board Resolutions regarding Expense Limitation Arrangements are incorporated herein by reference to Post-Effective Amendment No. 207.

(14)	(a)	Consent of KPMG LLP, Independent Registered Public Accounting Firm, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-181833) as filed with the SEC on June 1, 2012.
(14)	(b)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-181833) as filed with the SEC on June 1, 2012.

(15)	Not Applicable.

(16)	Power of Attorney dated May 25, 2012 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-181833) as filed with the SEC on June 1, 2012.

(17)	(a)	Form of Proxy Card is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-181833) as filed with the SEC on June 1, 2012.
(17)	(b)	Prospectus and Statement of Additional Information of Western Asset Limited Duration Bond Fund, dated May 1, 2012 are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-181833) as filed with the SEC on June 1, 2012.
(17)	(c)	Statement of Additional Information of Legg Mason Western Asset Short-Term Bond Fund, dated May 1, 2012 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-181833) as filed with the SEC on June 1, 2012.
(17)	(d)	Audited financials as included in the Annual Report of Western Asset Limited Duration Bond Fund, dated December 31, 2011 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-181833) as filed with the SEC on June 1, 2012.
(17)	(e)	Audited financials as included in the Annual Report of Legg Mason Western Asset Short-Term Bond Fund, dated December 31, 2011 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-181833) as filed with the SEC on June 1, 2012.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on this 17th day of December, 2012.

LEGG MASON PARTNERS INCOME TRUST, on behalf of its series:

Western Asset Short-Term Bond Fund

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/S/ R. JAY GERKEN R. Jay Gerken	President, Principal Executive Officer and Trustee	December 17, 2012

/S/ RICHARD F. SENNETT Richard F. Sennett	Principal Financial Officer	December 17, 2012

ELLIOTT J. BERV* Elliott J. Berv	Trustee	December 17, 2012

A. BENTON COCANOUGHER* A. Benton Cocanougher	Trustee	December 17, 2012

JANE F. DASHER* Jane F. Dasher	Trustee	December 17, 2012

MARK T. FINN* Mark T. Finn	Trustee	December 17, 2012

STEPHEN R. GROSS* Stephen R. Gross	Trustee	December 17, 2012

RICHARD E. HANSON, JR.* Richard E. Hanson, Jr.	Trustee	December 17, 2012

DIANA R. HARRINGTON* Diana R. Harrington	Trustee	December 17, 2012

SUSAN M. HEILBRON* Susan M. Heilbron	Trustee	December 17, 2012

SUSAN B. KERLEY* Susan B. Kerley	Trustee	December 17, 2012

ALAN G. MERTEN* Alan G. Merten	Trustee	December 17, 2012

R. RICHARDSON PETTIT* R. Richardson Pettit	Trustee	December 17, 2012

*By:	/S/ R. JAY GERKEN R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

(12)	Opinion of Bingham McCutchen LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement